Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Schedule of preliminary analysis for the Goedeker asset purchase

Provisional Purchase Consideration at preliminary fair value:
Note payable, net of $215,500 of capitalized financing costs	$4,484,500
Proceeds from notes payable (see Note 19)	2,583,000
Amount of consideration	$7,067,500

Assets acquired and liabilities assumed at preliminary fair value
Cash	$1,135,368
Accounts receivable	792,173
Inventories	2,516,128
Working capital adjustment receivable and other assets	554,636
Property and equipment	206,612
Accounts payable and accrued expenses	(2,472,568)
Customer deposits	(2,196,409)
Other liabilities	-
Net tangible assets acquired	$535,940

Total net assets acquired	$535,940
Consideration paid	7,067,500
Preliminary goodwill	$6,531,560

	For the Nine Months Ended September 30,
	2019	2018
Revenues, net	$39,511,848	$46,582,000
Net income (loss) allocable to common shareholders	$(2,423,507)	$544,000
Net loss per share	$(0.77)	$0.17
Weighted average number of shares outstanding	3,165,625	3,165,625

Purchase Consideration
Cash Consideration	$3,240,000
Add: Stock Paid, Minority Interest	852,864
Add: 8% Vesting Promissory Note	395,634
Add: 10% Promissory Note	1,025,000
Total acquisition price	$5,513,498

Assets acquired and liabilities assumed at fair value
Cash	$676,056
Accounts receivable	156,655
Prepaid expenses	90,238
Inventories	1,037,910
Property and equipment	6,167,104
Other assets	85,322
Accounts payable and accrued expenses	(209,913)
Uncertain tax position	(129,000)
Cash payable to seller	(337,645)
Deferred tax liability	(2,079,395)
Other liabilities
Net tangible assets acquired	$5,457,332

Identifiable intangible assets and Goodwill
Intangible assets	$34,000
Goodwill	22,166
Total Identifiable Intangible Assets and Goodwill	$56,166

Total net assets acquired	$5,513,498

	For the Year Ended December 31,
	2018	2017
Revenues, net	$7,333,847	$7,588,524
Net income (loss) allocable to common shareholders	$(1,541,873)	$(608,293)
Net income (loss) per share	$(0.50)	$(0.20)
Weighted average number of shares outstanding	3,115,625	3,115,625